Finance income (costs), net	12 Months Ended
Jun. 30, 2025
Finance income (costs), net
Finance income (costs), net

10.    Finance income (costs), net

Finance expenses, net consists of the following:

	Year ended June 30,
(in € thousands)	2023	2024	2025
Finance costs
Interest expenses on revolving credit facility	(401)	(1,861)	(3,113)
Interest expenses on leases	(2,417)	(2,916)	(4,167)
Total Finance costs	(2,818)	(4,777)	(7,280)

Other interest income	358	5	2,208
Total Finance income	358	5	2,208
Finance income (costs), net	(2,460)	(4,772)	(5,072)

Further information on interest expenses on leases can be found in Note 16.